UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):  |_| is a restatement
                                           |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number:  028-1590
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:



     /s/ James Vernon           London, United Kingdom        November 2, 2007
--------------------------   ---------------------------    -------------------
         [Signature]                 [City, State]               [Date]


Report Type (Check only one):

|X|    13F HOLDINGS REPORT.

|_|    13F NOTICE.

|_|    13F COMBINATION REPORT.

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                          Quarter Ended June 30, 2006

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                 ----------------------------

Form 13F Information Table Entry Total:                      48
                                                 ----------------------------

Form 13F Information Table Value Total:                $212,887 (thousands)
                                                 ----------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                        Quarter Ended June 30, 2006



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

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS      SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------  -------  --------   -----
AMERICAN INTL GROUP INC        COM              026874107     3543    60000 SH       SOLE                 60000
AMERICREDIT CORP               NOTE  1.750%11/1 03060RAM3    15686    10000 PRN      SOLE                                    NONE
AON CORP                       DBCV  3.500%11/1 037389AT0    16415    10000 PRN      SOLE                                    NONE
AVNET INC                      DBCV  2.000% 3/1 053807AL7     7031     7500 PRN      SOLE                                    NONE
BANCO BRADESCO S A             SP ADR PFD NEW   059460303      529    34000 SH       SOLE                 34000
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201      437    30000 SH       SOLE                 30000
BHP BILLITON LTD               SPONSORED ADR    088606108      653    15150 SH       SOLE                 15150
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109      651    20000 SH       SOLE                 20000
CARNIVAL CORP                  DBCV  2.000% 4/1 143658AN2    11321    10000 PRN      SOLE                                    NONE
COMMTOUCH SOFTWARE LTD         ORD              M25596103      837  1195000 SH       SOLE               1195000
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203      144     3500 SH       SOLE                  3500
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102     3533   150000 SH       SOLE                150000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      269    22400 SH       SOLE                 22400
COMPANIA DE TELECOMUNICS CHI   SPON ADR NEW     204449300      684   100000 SH       SOLE                100000
CONOCOPHILLIPS                 COM              20825C104     3604    55000 SH       SOLE                 55000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     5481    65300 SH       SOLE                 65300
EMBOTELLADORA ANDINA S A       SPON ADR B       29081P303      739    50000 SH       SOLE                 50000
ENCANA CORP                    COM              292505104    35111   667000 SH       SOLE                667000
ENERGY CONVERSION DEVICES IN   COM              292659109      601    16500 SH       SOLE                 16500
EVERGREEN SOLAR INC            COM              30033R108      520    40100 SH       SOLE                 40100
FAIR ISAAC CORP                NOTE  1.500% 8/1 303250AD6    12739    12500 PRN      SOLE                                    NONE
HALLIBURTON CO                 COM              406216101      286     7700 SH       SOLE                  7700
ICICI BK LTD                   ADR              45104G104      319    13500 SH       SOLE                 13500
ISHARES INC                    MSCI BRAZIL      464286400     9193   235000 SH       SOLE                235000
LOWES COS INC                  NOTE  0.861%10/1 548661CG0     5272     5000 PRN      SOLE                                    NONE
MASCO CORP                     NOTE  7/2        574599BB1     6875    15000 PRN      SOLE                                    NONE
MCDERMOTT INTL INC             COM              580037109      409    18000 SH       SOLE                 18000
MEDTRONIC INC                  DBCV  1.250% 9/1 585055AD8     4979     5000 PRN      SOLE                                    NONE
MEMC ELECTR MATLS INC          COM              552715104      300     8000 SH       SOLE                  8000
MICRON TECHNOLOGY INC          COM              595112103      452    30000 SH       SOLE                 30000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     4772   162100 SH       SOLE                162100
MURPHY OIL CORP                COM              626717102     1732    31000 SH       SOLE                 31000
NOBLE CORPORATION              SHS              G65422100     1861    50000 SH       SOLE                 50000
PACIFIC ETHANOL INC            COM              69423U107     3352   145000 SH       SOLE                145000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      324     7250 SH       SOLE                  7250
RECKSON OPER PARTNERSHIP L P   DEB   4.000% 6/1 75621LAJ3    10843    10000 PRN      SOLE                                    NONE
SOUTHERN COPPER CORP           COM              84265V105      334     7500 SH       SOLE                  7500
SUNCOR ENERGY INC              COM              867229106     2487    30700 SH       SOLE                 30700
SUNTECH PWR HLDGS CO LTD       ADR              86800C104      720    25500 SH       SOLE                 25500
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     1020    80000 SH       SOLE                 80000
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106     1653    60000 SH       SOLE                 60000
TJX COS INC NEW                NOTE  2/1        872540AL3     3960     5000 PRN      SOLE                                    NONE
TRANSOCEAN INC                 ORD              G90078109     5241    65250 SH       SOLE                 65250
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW     900111204      703    59302 SH       SOLE                 59302
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107      538     8100 SH       SOLE                  8100
VALERO ENERGY CORP NEW         COM              91913Y100     2461    37000 SH       SOLE                 37000
VORNADO RLTY L P               DEB   3.875% 4/1 929043AC1    12159    10600 PRN      SOLE                                    NONE
WELLS FARGO & CO NEW           DBCV  5/0        949746FA4    10114    10000 PRN      SOLE                                    NONE
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